Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Common shares [Member] shares	Treasury Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive (income)/ loss [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Non-Controlling interest [Member] CNY (¥)	Common Class A [Member] Common shares [Member] CNY (¥) shares	Common Class B [Member] Common shares [Member] CNY (¥) shares
Balance Beginning at Dec. 31, 2020	¥ 468,683				¥ (2,063)	¥ 884,920	¥ (21,972)	¥ (392,274)			¥ 62	¥ 10
Balance Beginning (Shares) at Dec. 31, 2020 | shares					896,180						889,402,546	150,591,207
Net profit/(loss) for the year	(107,717)							(107,666)		¥ (51)
Repurchase of Class A common shares	(7,482)				¥ (7,482)
Repurchase of Class A common shares (Shares) | shares					2,540,680
Shares issued upon exercise of option	497					497
Shares issued upon exercise of option (Shares) | shares											201,040
Share-based payment compensation	11,355					11,355
Set-up of subsidiaries with non-controlling interests	900									900
Foreign currency translation	(5,323)						(5,323)
Balance Ending at Dec. 31, 2021	360,913				¥ (9,545)	896,772	(27,295)	(499,940)		849	¥ 62	¥ 10
Balance Ending (Shares) at Dec. 31, 2021 | shares					3,436,860						889,603,586	150,591,207
Net profit/(loss) for the year	(33,740)							(31,187)		(2,553)
Repurchase of Class A common shares	¥ (5,761)				¥ (5,761)
Repurchase of Class A common shares (Shares) | shares	13,097,740	13,097,740		16,534,600
Share-based payment compensation	¥ 8,163					8,163
Capital injection from non-controlling interests	2,850									2,850
Foreign currency translation	9,600						9,600
Balance Ending at Dec. 31, 2022	342,025				¥ (15,306)	904,935	(17,695)	(531,127)		1,146	¥ 62	¥ 10
Balance Ending (Accounting Standards Update 2019-11 [Member]) at Dec. 31, 2022			¥ 2,702						¥ 2,702
Balance Ending (Shares) at Dec. 31, 2022 | shares					16,534,600						889,603,586	150,591,207
Net profit/(loss) for the year	70,554	$ 9,939						70,188		366
Repurchase of Class A common shares	(13,274)				¥ (13,274)
Repurchase of Class A common shares (Shares) | shares				46,867,940	30,333,340
Shares issued upon exercise of option	560					560
Shares issued upon exercise of option (Shares) | shares											1,232,560
Share-based payment compensation	463					463
Capital injection from non-controlling interests	3,750									3,750
Foreign currency translation	3,635	512					3,635
Balance Ending at Dec. 31, 2023	¥ 410,415	$ 57,806			¥ (28,580)	¥ 905,958	¥ (14,060)	¥ (458,237)		¥ 5,262	¥ 62	¥ 10
Balance Ending (Shares) at Dec. 31, 2023 | shares					46,867,940						890,836,146	150,591,207